Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands	Aug. 01, 2020	Jul. 01, 2020	Jul. 01, 2019
Granite State Electric System
Regulatory Liabilities [Line Items]
Annual revenue increase			$ 2,093
Subsequent Event | Energy North Gas System
Regulatory Liabilities [Line Items]
Annual revenue increase		$ 1,613
Subsequent Event | Granite State Electric System
Regulatory Liabilities [Line Items]
Annual revenue increase		5,474
Recoupment of difference between final and temporary rates		1,836
Subsequent Event | Peach State Gas System
Regulatory Liabilities [Line Items]
Annual revenue increase	$ 1,566
Subsequent Event | Empire Electric (Missouri System)
Regulatory Liabilities [Line Items]
Annual revenue increase		$ 992